PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance	¥ 68,000
Impairment losses recognized in profit or loss	0	¥ 0	¥ 0
Balance	1,250,000	68,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,101,829,000	1,101,783,000
Additions	1,277,000	46,000
Transferred to investment property	(331,359,000)
Disposals	0	0
Balance	771,747,000	1,101,829,000	1,101,783,000
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(403,986,000)	(403,974,000)
Depreciation charge	96,000	12,000
Transferred to investment property	(47,452,000)
Balance	(356,630,000)	(403,986,000)	(403,974,000)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(697,774,000)	(697,774,000)
Impairment losses recognized in profit or loss	0	0
Transferred to investment property	(283,907,000)
Balance	(413,867,000)	(697,774,000)	(697,774,000)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	0	0
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	349,630,000	349,630,000
Additions	0	0
Transferred to investment property	(331,359,000)
Disposals	0	0
Balance	18,271,000	349,630,000	349,630,000
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(49,297,000)	(49,297,000)
Depreciation charge	0	0
Transferred to investment property	(47,452,000)
Balance	(1,845,000)	(49,297,000)	(49,297,000)
Buildings | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(300,333,000)	(300,333,000)
Impairment losses recognized in profit or loss	0	0
Transferred to investment property	(283,907,000)
Balance	(16,426,000)	(300,333,000)	(300,333,000)
Plant And Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	0	0
Plant And Machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	746,042,000	746,042,000
Additions	0	0
Transferred to investment property	0
Disposals	0	0
Balance	746,042,000	746,042,000	746,042,000
Plant And Machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(349,382,000)	(349,382,000)
Depreciation charge	0	0
Transferred to investment property	0
Balance	(349,382,000)	(349,382,000)	(349,382,000)
Plant And Machinery | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(396,660,000)	(396,660,000)
Impairment losses recognized in profit or loss	0	0
Transferred to investment property	0
Balance	(396,660,000)	(396,660,000)	(396,660,000)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	1,090,000	0
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,225,000	4,225,000
Additions	1,144,000	0
Transferred to investment property	0
Disposals	0	0
Balance	5,369,000	4,225,000	4,225,000
Motor vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,748,000)	(3,748,000)
Depreciation charge	54,000	0
Transferred to investment property	0
Balance	(3,802,000)	(3,748,000)	(3,748,000)
Motor vehicles | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(477,000)	(477,000)
Impairment losses recognized in profit or loss	0	0
Transferred to investment property	0
Balance	(477,000)	(477,000)	(477,000)
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	68,000
Balance	160,000	68,000
Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,932,000	1,886,000
Additions	133,000	46,000
Transferred to investment property	0
Disposals	0	0
Balance	2,065,000	1,932,000	1,886,000
Office Equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,559,000)	(1,547,000)
Depreciation charge	42,000	12,000
Transferred to investment property	0
Balance	(1,601,000)	(1,559,000)	(1,547,000)
Office Equipment | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(304,000)	(304,000)
Impairment losses recognized in profit or loss	0	0
Transferred to investment property	0
Balance	¥ (304,000)	¥ (304,000)	¥ (304,000)